FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Program obtained a tax determination letter dated November 15, 2016, in which the Internal Revenue Service (“IRS”) stated that the Program, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code. Although the Program has been amended since receiving the determination letter, the Railroad and Program management believe that the Program and related Master Trust are currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code. Therefore, no provision for income taxes has been included in the Program’s financial statements.

GAAP requires Program management to evaluate tax positions taken by the Program and recognize a tax liability (or asset) if the Program has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Program is subject to routine audits by taxing jurisdictions. We received notice from the IRS dated May 20, 2026, related to examination of records for plan year 2024.